Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Changes And Error Corrections [Abstract]
Schedule of Accounting Changes
Effective January 1, 2015, FHN retroactively adopted the requirements of ASU 2014-01 with an election to use the proportional amortization method for all qualifying investments. FHN believes the proportional amortization method better represents the economics of its qualified affordable housing investments and provides users with a better understanding of the returns from such investments when compared to the equity method. FHN will continue to use the equity method for non-qualifying affordable housing investments and its other tax credit investments. The cumulative effects of the retrospective application of the change in amortization method are summarized in the tables below.

		As of December 31,
(Dollars in thousands, except per share amounts)		2014	2013
Increase/(decrease) to previously reported Consolidated Statements of Condition amounts
Other assets		$(4,700)	$(5,340)
Other liabilities		4,678	7,034
Undivided profits		(9,378)	(12,374)

	For the Year Ended December 31,
	2014	2013	2012
Increase/(decrease) to previously reported Consolidated Statements of Income amounts
Other expense	$(8,680)	$(10,082)	$(14,177)
Provision/(benefit) for income taxes	5,684	12,780	13,234
Income/(loss) available to common shareholders	2,996	(2,698)	943
Diluted earnings/(loss) per share	0.01	(0.01)	-